Derivative Instruments - Effective Portion of Gains (Losses) on Foreign Currency Contracts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Balance Sheet (AOCI) Effective Portion	$ 713	$ 319	$ (3,154)
Statement of (Loss) Income Effective Portion	217	2,345	(3,243)
Statement of (Loss) Income Ineffective Portion	(440)	(306)	(4,236)
General and administrative expense [Member]
Derivative [Line Items]
Statement of (Loss) Income Effective Portion	217	1,512	(3,277)
Statement of (Loss) Income Ineffective Portion	(440)	(6)	(1,417)
Vessel operating expenses [Member]
Derivative [Line Items]
Balance Sheet (AOCI) Effective Portion	713	319	(3,154)
Statement of (Loss) Income Effective Portion		833	34
Statement of (Loss) Income Ineffective Portion		$ (300)	$ (2,819)